Commitments and Contingencies (Details) - USD ($)			6 Months Ended	9 Months Ended
	Mar. 26, 2025	Aug. 19, 2024	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies [Line Items]
Underwriters option period			45 days	45 days
Cash underwriting discount			$ 10,720,000	$ 10,720,000
Deferred underwriting fee payable			10,720,000	10,720,000
Redemption price	$ 925,000,000		925,000,000
Forward purchase liability			$ 1,057,124
Class A Ordinary Shares [Member]
Commitments and Contingencies [Line Items]
Ordinary share par value (in Dollars per share)			$ 0.0001
Convert shares (in Shares)			1
Par value per share (in Dollars per share)			$ 0.0001	$ 0.0001
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Purchase of additional shares (in Shares)		3,000,000	3,000,000
Percentage of gross proceeds units offered			6.40%	6.40%
Deferred underwriting discount			4.40%	4.40%
Deferred underwriting fee payable			$ 10,720,000	$ 10,720,000
Shares issued (in Shares)		3,000,000		3,000,000
Over-Allotment Option [Member] | Class A Ordinary Shares [Member]
Commitments and Contingencies [Line Items]
Shares issued (in Shares)		3,000,000
IPO [Member]
Commitments and Contingencies [Line Items]
Share price (in Dollars per share)		$ 10
Cash underwriting discount			$ 4,000,000	$ 4,000,000
Percentage of gross proceeds units offered			2.00%	2.00%
Ordinary share par value (in Dollars per share)		$ 10
Shares issued (in Shares)		23,000,000
IPO [Member] | Class A Ordinary Shares [Member]
Commitments and Contingencies [Line Items]
Share price (in Dollars per share)		$ 10
Ordinary share par value (in Dollars per share)		$ 10
Shares issued (in Shares)		23,000,000
Common Stock [Member]
Commitments and Contingencies [Line Items]
Convert shares (in Shares)			1
Par value per share (in Dollars per share)				$ 0.0001
Common Stock [Member] | Private Investment in Public Equity [Member]
Commitments and Contingencies [Line Items]
Purchase of additional shares (in Shares)	5,000,000		5,000,000
Share price (in Dollars per share)	$ 10		$ 10